Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE EQUITY SERIES, INC.
Entity Central Index Key	0000918294
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000005448
Shareholder Report [Line Items]
Fund Name	Health Sciences Portfolio
Class Name	Health Sciences Portfolio Class
Trading Symbol	QAAGZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Health Sciences Portfolio (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Portfolio Class	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 718,480,000
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$718,480
Number of Portfolio Holdings	271

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	30.0%

Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Other Biotechnology	23.6%
Major Pharmaceuticals	20.8
Payors	14.2
Implants	12.7
Life Sciences	10.3
Major Biotechnology	7.0
Other Products & Devices	5.3
Providers	2.0
Other Services	1.8
Other	2.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	12.1%
UnitedHealth Group	6.5
Intuitive Surgical	4.8
Thermo Fisher Scientific	4.4
Merck	3.9
Elevance Health	3.7
Stryker	3.6
Danaher	3.4
Regeneron Pharmaceuticals	3.2
Vertex Pharmaceuticals	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005449
Shareholder Report [Line Items]
Fund Name	Health Sciences Portfolio
Class Name	Health Sciences Portfolio - II Class
Trading Symbol	QAAHBX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Health Sciences Portfolio (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Portfolio - II Class	$60	1.16%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 718,480,000
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$718,480
Number of Portfolio Holdings	271

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	30.0%

Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Other Biotechnology	23.6%
Major Pharmaceuticals	20.8
Payors	14.2
Implants	12.7
Life Sciences	10.3
Major Biotechnology	7.0
Other Products & Devices	5.3
Providers	2.0
Other Services	1.8
Other	2.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	12.1%
UnitedHealth Group	6.5
Intuitive Surgical	4.8
Thermo Fisher Scientific	4.4
Merck	3.9
Elevance Health	3.7
Stryker	3.6
Danaher	3.4
Regeneron Pharmaceuticals	3.2
Vertex Pharmaceuticals	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless